Share-based payments (Details) - Schedule of weighted average exercise price - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of weighted average exercise price [Abstract]
Number Opening balance	10,755,971	8,717,239
Weighted Average Exercise Price Opening balance	$ 0.2	$ 0.18
Number Granted		3,389,550	5,638,199
Weighted Average Exercise Price Granted		$ 0.22
Number Exercised	(1,048,780)
Weighted Average Exercise Price Exercised	$ 0.06
Number Forfeited	(2,030,260)	(1,350,818)
Weighted Average Exercise Price Forfeited	$ 0.06	$ 0.26
Number Ending balance	7,676,931	10,775,971
Weighted Average Exercise Price Ending balance	$ 0.24	$ 0.2	$ 0.18
Number Ending balance, exercisable	4,657,456	6,008,140
Weighted Average Exercise Price Ending balance, exercisable	$ 0.23	$ 0.18